Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 10 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2021:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$311,171,488	$—	$—
Liabilities:
Derivative warrant liabilities-public	$6,845,590	$—	$—
Derivative warrant liabilities-private	$—	$—	$10,145,590

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement on April 1, 2021 because the Public Warrants were separately listed and traded in an active market.

Level 1 assets include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been subsequently measured based on the listed market price of such warrants, a Level 1 measurement. For the three months ended September 30, 2021 and for the period from January 13, 2021 (inception) through September 30, 2021, the Company recognized a change to the unaudited condensed statements of operations resulting from a decrease (increase) in the fair value of liabilities of approximately $9.0 million and $(2.0) million, respectively, presented as change in fair value of derivative warrant liabilities in the accompanying unaudited condensed statements of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	March 22, 2021	September 30, 2021
Share price	$9.81	$9.76
Volatility	14.3%	15.5%
Expected life of the options to convert	6.53	6.00
Risk-free rate	1.2%	1.1%
Dividend yield	—	—

The change in the fair value of the Level 3 derivative warrant liabilities for the period from January 13, 2021 (inception) through September 30, 2021 is summarized as follows:

	Public	Private	Total
Derivative warrant liabilities at January 13, 2021 (inception)	$—	$—	$—
Issuance of Public and Private Warrants	5,948,230	9,047,530	14,995,760
Change in fair value of derivative warrant liabilities	(146,580)	(124,580)	(271,160)

Derivative warrant liabilities at March 31, 2021	5,801,650	8,922,950	14,724,600
Change in fair value of derivative warrant liabilities	4,653,430	6,572,130	11,225,560
Transfer to Level 1	(10,455,080)	—	(10,455,080)

Derivative warrant liabilities at June 30, 2021	—	15,495,080	15,495,080
Change in fair value of derivative warrant liabilities	—	(5,349,490)	(5,349,490)
Derivative warrant liabilities at September 30, 2021	$—	$10,145,590	$10,145,590